PROSPECTUS

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND (DMAXX)
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. (DNJXX)
DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND (DPAXX)

Prospectus Date: April 1, 2012

FIRST REPUBLIC BANK

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Investment Products:

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Contents

Fund Summary
Dreyfus Massachusetts Municipal Money Market Fund	1
Dreyfus New Jersey Municipal Money Market Fund, Inc.	4
Dreyfus Pennsylvania Municipal Money Market Fund.	7

Fund Details
Goal and Approach	10
Management	12

Shareholder Guide
Buying and Selling Shares	14
General Policies	14
Distributions and Taxes	15
Financial Highlights	16

For More Information

See back cover.

This combined prospectus to be used only by clients of First Republic Bank. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary

Dreyfus Massachusetts Municipal Money Market Fund
Investment Objective

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	.50
Other expenses (including shareholder services fees)	.21
Total annual fund operating expenses	.71

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Massachusetts state municipal obligations are not available for investment.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that Massachusetts's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table shows the average annual total returns of the fund's shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Average Annual Total Returns as of 12/31/11
1Year	5 Years	10 Years
0.00%	1.04%	1.18%

For the fund's current yield, call toll free 1-877-348-5576.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

You may sell your shares on any business day by calling your First Republic Bank Relationship Manager or 1-877-348-5576. You may also mail your request to sell shares to First Republic Bank, Attn: Investment Division, 111 Pine Street, 7th Floor, San Francisco, CA 94111.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Massachusetts state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus New Jersey Municipal Money Market Fund, Inc.
Investment Objective

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.50
Other expenses (including shareholder services fees)	.16
Total annual fund operating expenses	.66

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1Year	3 Years	5 Years	10 Years
$67	$211	$368	$822

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New Jersey state municipal obligations are not available for investment.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that New Jersey's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table shows the average annual total returns of the fund's shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Average Annual Total Returns as of 12/31/11
1Year	5 Years	10 Years
0.00%	1.04%	1.17%

For the fund's current yield, call toll free 1-877-348-5576.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

You may sell your shares on any business day by calling your First Republic Bank Relationship Manager or 1-877-348-5576. You may also mail your request to sell shares to First Republic Bank, Attn: Investment Division, 111 Pine Street, 7th Floor, San Francisco, CA 94111.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and New Jersey state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus Pennsylvania Municipal Money Market Fund
Investment Objective

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.50
Other expenses (including shareholder services fees)	.15
Total annual fund operating expenses	.65

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania state municipal obligations are not available for investment.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table shows the average annual total returns of the fund's shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Average Annual Total Returns as of 12/31/11
1Year	5 Years	10 Years
0.00%	1.05%	1.19%

For the fund's current yield, call toll free 1-877-348-5576.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

You may sell your shares on any business day by calling your First Republic Bank Relationship Manager or 1-877-348-5576. You may also mail your request to sell shares to First Republic Bank, Attn: Investment Division, 111 Pine Street, 7th Floor, San Francisco, CA 94111.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and Pennsylvania state personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Details

Dreyfus Massachusetts Municipal Money Market Fund
Goal and Approach

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligation that may pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

In response to liquidity needs and unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

The fund is non-diversified.

Dreyfus New Jersey Municipal Money Market Fund, Inc.
Goal and Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that may pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

In response to liquidity needs and unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

The fund is non-diversified.

Dreyfus Pennsylvania Municipal Money Market Fund
Goal and Approach

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that may pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment.

In response to liquidity needs and unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

The fund is non-diversified.

Investment Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
  Although the fund invests only in high-quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that state's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $278 billion in 187 mutual fund portfolios. For the past fiscal year, Dreyfus Massachusetts Municipal Money Market Fund, Dreyfus New Jersey Municipal Money Market Fund and Dreyfus Pennsylvania Municipal Money Market Fund paid Dreyfus a management fee at the annual rate of 0.07%, 0.27% and 0.15%, respectively, of the fund's average daily net assets. A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended November 30, 2011. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, offering investment management and investment services through a worldwide client-focused team. It has $25.8 trillion in assets under custody and administration and $1.26 trillion in assets under management, services $11.8 trillion in outstanding debt and processes global payments averaging $1.5 trillion per day. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Asset Management is the umbrella organization for BNY Mellon's affiliated investment management firms and global distribution companies. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.

Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

Buying and Selling Shares

You pay no sales charges to invest in this fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity.

The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality, liquidity and diversification requirements to help it maintain the $1.00 per share price. Because the fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Fund shares are subject to an annual shareholder services fee of up to .25% to reimburse the fund's distributor for shareholder account service and maintenance expenses.

How to Buy Shares

Consult a representative of your plan or financial institution for further information.

Because the municipal money market funds seek tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

General Policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the Statement of Additional Information.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and for Massachusetts residents, Massachusetts state income taxes, for New Jersey residents, New Jersey state income taxes and for Pennsylvania residents, Pennsylvania state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains. For Massachusetts state, New Jersey state and Pennsylvania state income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers and Pennsylvania issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Financial Highlights

These financial highlights describe the performance of the fund's shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

FIRST REPUBLIC BANK
It's a privilege to serve you®

For More Information

Dreyfus Massachusetts Municipal Money Market Fund
SEC file number: 811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.
SEC file number: 811-5527

Dreyfus Pennsylvania Municipal Money Market Fund
SEC file number: 811-6126

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Products and Performance. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

To Obtain Information

By telephone. Call your First Republic Bank Relationship Manager or 877-348-5576.

By mail. First Republic Bank, 111 Pine Street, Investment Division, San Francisco, CA 94111

On the Internet.
http://www.firstrepublic.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about each fund by contacting your First Republic Bank Relationship Manager.

Certain fund documents can be viewed online or downloaded from
SEC http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

© 2012 MBSC Securities Corporation, Distributor

FRB-PRO-0412